Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of:
	March 31,	March 31,
	2023	2022

Land and land improvements	$46,978	$42,981
Buildings and improvements	214,110	202,444
Machinery and equipment	421,067	403,192
Office furniture, vehicles and computer software	11,738	10,003
Construction in progress	40,539	29,976
Property, plant and equipment, cost	734,432	688,596
Less: accumulated depreciation	(433,220)	(420,553)
Property, plant and equipment, net	$301,212	$268,043